Morgan Creek Tactical Allocation Fund
a series of Morgan Creek Series Trust
Supplement dated August 11, 2015
to the Prospectus (“Prospectus”)
dated July 29, 2015

On page 30 of the Prospectus, the Investment Company Act File Number is updated as follows:

Investment Company Act File Number: 811-22754

Please retain this Supplement for future reference.